Document and Entity Information	Aug. 09, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Entity Registrant Name	Metacrine, Inc.
Document Period End Date	Aug. 09, 2022
Entity Central Index Key	0001634379
Entity File Number	001-39512
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	47-2297384
Entity Address, Address Line One	4225 Executive Square,
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92037
City Area Code	858
Local Phone Number	369-7800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	MTCR
Security Exchange Name	NASDAQ